Expense Example	Oct. 31, 2025 USD ($)
Knollbrook Disciplined International Equity ETF | Knollbrook Disciplined International Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Knollbrook Global Secured Options ETF | Knollbrook Global Secured Options ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	$ 230